Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	March 31, 2023	December 31, 2022
Trocars	$4,644	$4,645
Leasehold improvements	1,070	1,028
Office equipment	253	238
Computer software	140	140
Furniture and fixtures	161	161
Computer equipment	108	102
Construction in process	—	—

Property and equipment	6,376	6,314
Less: Accumulated depreciation	(5,069)	(4,810)

Property and equipment, net	$1,307	$1,504

Total depreciation expense related to property and equipment was $259 and $269 for the three months ended March 31, 2023 and 2022, respectively. Total depreciation expense was included in Selling, general and administrative expense in the condensed consolidated statements of income and comprehensive income. The Company has not acquired any property and equipment under finance leases.
The Company’s property and equipment are all held within the United States.

6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	December 31, 2022	December 31, 2021
Trocars	$4,645	$4,448
Leasehold improvements	1,028	254
Office equipment	238	223
Computer software	140	135
Furniture and fixtures	161	119
Computer equipment	102	97
Construction in process	—	705

Property and equipment	6,314	5,981
Less: Accumulated depreciation	(4,810)	(3,646)

Property and equipment, net	$1,504	$2,335

Total depreciation expense related to property and equipment was $1,164 and $713 for the years ended December 31, 2022 and 2021. Total depreciation expense was included in Selling, general and administrative expense in the consolidated statements of income and comprehensive income. The Company has not acquired any property and equipment under finance leases.
The Company’s property and equipment are all held within the United States.